Schedule of Assets (Held at End of Year) - Schedule of Assets (Held at End of Year) (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	46-0458824
EBP, Plan Number	003
EBP, Plan Name	401(k) RETIREMENT SAVINGS PLAN
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Participant loans, Current Value	$ 10,131,620
Participant loans, maturity date	Aug. 29, 2038
Total Current Value	$ 921,928,879
Investment, Identifier [Axis]: Cash
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 8,706
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 17,572,606
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Black Hills Corporation1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Invesco Stable Value CL B1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 23,328,232
EBP, Investment, Issuer Name [Extensible Enumeration]	Invesco Stable Value CL B1 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Schwab U.S. Treasury Money Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,784
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Schwab U.S. Treasury Money Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Self-directed brokerage accounts - PCRA
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 39,467,717
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Extended Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 53,748,185
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Extended Market Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Inflation-Protected Securities Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 14,368,445
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Inflation-Protected Securities Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Institutional Index Plus Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 143,477,881
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Institutional Index Plus Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard REIT Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,378,314
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard REIT Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Fund TR I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 15,903,947
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2020 Fund TR I [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Fund TR I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 46,723,056
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2025 Fund TR I [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Fund TR I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 68,627,743
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2030 Fund TR I [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Fund TR I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 84,224,389
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2035 Fund TR I [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Fund TR I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 78,495,628
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2040 Fund TR I [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Fund TR I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 98,867,501
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2045 Fund TR I [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Fund TR I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 64,126,931
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2050 Fund TR I [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Fund TR I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 45,241,065
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2055 Fund TR I [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Fund TR I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 21,288,939
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2060 Fund TR I [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Fund TR I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,439,356
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2065 Fund TR I [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Fund TR I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 700,592
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2070 Fund TR I [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement Income Fund TR I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 5,866,433
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement Income Fund TR I [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 31,649,191
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Total Bond Market Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Total International Stock Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 46,289,618
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Total International Stock Index [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rates	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rates	9.50%
Common Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 557,833,812
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 296,914,418